Life and Health Reserves - Gross premiums and interest accretion (Details) - Life and Health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Traditional and limited payment long duration contracts
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	$ 1,839,362	$ 1,427,532	$ 1,354,496
Liability for Future Policy Benefit, Interest Expense	25,818	25,968	31,921
Long-term protection
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	744,428	684,990	662,496
Liability for Future Policy Benefit, Interest Expense	20,421	20,627	23,901
Longevity
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	1,094,934	742,542	692,000
Liability for Future Policy Benefit, Interest Expense	$ 5,397	$ 5,341	$ 8,020